Expense Example, No Redemption {- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2015 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 651
3 Years	813
5 Years	989
10 Years	1,497
Class M
Expense Example, No Redemption:
1 Year	452
3 Years	669
5 Years	904
10 Years	1,577
Class C
Expense Example, No Redemption:
1 Year	157
3 Years	486
5 Years	839
10 Years	1,632
Class I
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	677
Class Z
Expense Example, No Redemption:
1 Year	48
3 Years	151
5 Years	263
10 Years	$ 591